MARKETABLE SECURITIES (Details Narrative) - Intec Pharma Ltd. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Marketable securities	$ 0	$ 770
Gain, net from changes in marketable securities	$ 2	$ 13